ACQUISITION OF EXTRACTION TECHNOLOGIES LLC (Details Narrative)	12 Months Ended
Jun. 30, 2023
EXTRACTION TECHNOLOGIES, LLC [Member]
Statement [Line Items]
Washington Acquisition description	The Washington Acquisition includes the purchase of a 10,900 sq. ft. manufacturing building, processing equipment, and contracts with tolling and white label customers. The Consideration for the Washington Acquisition is three million (3,000,000) common shares of the Company issued on closing and five hundred thousand (500,000) common shares for every US $125,000 in EBITDA generated by Extraction Tech during the 12-month period beginning on the 3-month anniversary post-closing and ending on the 15-month anniversary of the closing date (the “Earnout Payment”). The maximum Earnout Payment that can be earned by Extraction Tech is four million (4,000,000) common shares